Presentation of Consolidated Financial Statements (Details) R / shares in Units, $ / shares in Units, R in Millions, $ in Millions				12 Months Ended
	Apr. 16, 2021	Apr. 01, 2021 USD ($) $ / shares shares	Nov. 18, 2020	Feb. 28, 2022 ZAR (R) R / shares	Feb. 28, 2021 ZAR (R)	Jul. 17, 2019
Presentation of Consolidated Financial Statements (Details) [Line Items]
Acquired interest						68.00%
Equivalent price per share (in Rand per share) | R / shares				R 13.44
Description of financial statements			On this date, 20,331,894 shares were issued to Zak and Karooooo registered ZAR 2,739,619,000 paid-up capital which resulted in a common control reserve of ZAR 2,709,236,000 arising due to the common control transaction.
Gross cash (in Dollars) | $		$ 33.8
Shares issued (in Shares) | shares		1,207,500
Offer price per share (in Dollars per share) | $ / shares		$ 28
Costs incurred					R 85.1
Issuance of shares				R 49.2
Description of restrictions on distribution of revaluation surplus to shareholders, right-of-use assets	on April 16, 2021 with 99% of the eligible Cartrack shareholders opting to remain invested in Karooooo. These shareholders received 1 Karooooo share for every 10 Cartrack shares held.
Shareholders description				Karooooo, as listed on the NASDAQ and inward listed on the JSE on April 21, 2021, owns 100% of Cartrack. As at February 28, 2022, Zak is the ultimate controlling shareholder of the Group, holding 20,028,811 shares (65.0% shareholdings) of Karooooo.
IPO [Member]
Presentation of Consolidated Financial Statements (Details) [Line Items]
Cost expensed				R 10.3	R 25.6